Share-Based Compensation - Summary of Capped Value Appreciation Rights (Detail) - CVARs [Member] - 2015 EIP [Member] - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning	32,447,626	32,447,626
Granted		0
Forfeited		0
Non-vested balance, ending	16,223,818	32,447,626
Non-vested units, Beginning balance	$ 0.72	$ 0.72
Weighted average grant date fair value, Granted		0
Weighted average grant date fair value, forfeited		0
Non-vested units , Ending balance		$ 0.72